Business Combination - Additional Information (Detail)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Equity Method Investee USD ($)	Dec. 31, 2012 Equity Method Investee CNY	Jul. 20, 2011 Qunar USD ($)	Jul. 20, 2011 Qunar CNY
Business Acquisition [Line Items]
Business acquisition, contingent consideration	$ 0	0
Business combination, step acquisition, equity interest in acquiree, fair value	131,290,000	817,951,000			131,290,000	817,950,000
Net gain from step-acquisition and settlement of pre-existing relationship	78,063,000	486,339,000	0	0	78,060,000	486,340,000
Business combination, effective settlement of the pre-existing relationship	54,320,000	338,450,000
Business combination, percentage of equity interests acquired							62.01%	62.01%
Business combination, purchase consideration	191,123,000	1,190,717,000					300,280,000	1,939,569,000
Business combination, cash paid upon acquisition							260,100,000
Business combination, amount deposited in an escrow account							$ 40,180,000
Business combination, escrow period							18 months	18 months